UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2668
Oppenheimer AMT - Free Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/31/2009

Item 1. Reports to Stockholders.

July 31, 2009

OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

July 31, 2009 Oppenheimer Management
AMT-Free Commentaries and Municipals Annual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Managers A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements “Technology allows investors to be more informed than ever, but it doesn’t change our advice to shareholders: Invest for the long term and let tax-free income compound over time.” — Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	20.9%
Special Assessment	18.7
Hospital/Health Care	8.0
Gas Utilities	7.4
Tax Increment Financing (TIF)	6.6
General Obligation	4.9
Special Tax	4.0
Education	3.0
Adult Living Facilities	2.8
Multifamily Housing	2.4
Portfolio holdings are subject to change. Percentages are as of July 31, 2009, and are based on total assets.

Credit Allocation

AAA	9.3%
AA	18.2
A	9.0
BBB	44.5
BB or lower	19.0
Allocations are subject to change. Percentages are as of July 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 40.84% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. The 12-month period ended July 31, 2009, will long be remembered for the credit market’s volatility and illiquidity in its early months and for the recovery in municipal bond prices that began in the waning weeks of 2008. Despite the mid-period turnaround, the net asset value (NAV) of Oppenheimer AMT-Free Municipals’ Class A shares declined between July 31, 2008, and July 31, 2009, causing the Fund to produce negative total returns. The 1-year total return for Class A shares was –23.57% at NAV and –27.20% at the maximum offering price (or with sales charge). As of July 31, 2009, the Fund’s Class A shares nonetheless provided the highest level of tax-free income among its peer funds, according to Lipper Inc., and more income on a tax-equivalent basis than many corporate fixed-income alternatives. As of July 31, 2009, the distribution yield for the Fund’s Class A shares was 9.42% at NAV.1
     In all, the Fund distributed 51.6 cents per Class A share this reporting period, including a small amount of taxable income. The monthly dividend rate for Class A shares held steady at 4.3 cents per share. At the end of this reporting period, the Fund had nearly 1,080 holdings and an average credit quality of BBB-plus. Despite the broad turmoil in the municipal market in the first half of this reporting period, the default rate for bonds in the portfolio remained within expectations throughout this reporting period.
     As the charts on pages 19 to 21 show, the Fund’s total returns were negative this reporting period, which was characterized at times by sharp declines in equity and credit markets, heightened investor concern about risk, and widening credit spreads. Credit spread widening is typically more detrimental to the sectors and types of securities this Fund favors than to the Fund’s benchmark. Because our approach to fund management involves creating broad portfolios with holdings from across the full credit spectrum, this Fund’s performance can be undercut by prolonged cycles of credit spread widening. Widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. The reverse is also true: as spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. While we believe that this latest cycle of spread widening has run its course, this Fund continues to feel its impact. We still believe that our Fund’s investments offer structural advantages over the long term, and we encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income.

1.	Falling share prices artificially increase yields.
14 | OPPENHEIMER AMT-FREE MUNICIPALS

     The Fund’s underperformance can be attributed, in part, to its holdings in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 20.9% of the Fund’s total assets and comprised the Fund’s largest sector.2
     The sector typically offers high-yielding securities, many of which are prone to price volatility. Widening credit spreads and other market factors (like supply and demand) typically contribute to this volatility. S&P and Fitch each revised their assessments of this sector during this reporting period, but we do not believe that the prices of “tobacco bonds” were affected consequentially.
     In the latter half of this reporting period, media reports focused on two tobacco-related developments: the April 1 increase in cigarette taxes and the President’s signature on the Family Smoking Prevention and Tobacco Control Act, which put the Food and Drug Administration in charge of regulating the making and marketing of cigarettes and other tobacco products.
     We do not agree with the analysts who opined that these developments represent new threats to the MSA or the bonds backed by MSA payments. Nor are we concerned about the long-term viability of the MSA. Here’s why: First, consumption trends over the years have largely tracked the forecasts that were built into MSA-backed bonds, and this has been true even as the cost of a pack of cigarettes has steadily risen. There is little reason to believe that the new tax will significantly alter consumers’ smoking habits. Second, putting the FDA in charge of tobacco regulation was strongly advocated by Philip Morris, the country’s leading cigarette manufacturer. We think it unlikely that the company would have backed a plan that it thought would hurt its industry. Further, the company is not alone in believing that smaller companies will have a harder time complying with new regulations and will thus cede share to the market’s leading players. This, in turn, should improve MSA revenues and encourage early redemptions of existing bonds.

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
15 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
     We continue to believe that the carefully researched tobacco bonds this Fund owns remain fundamentally sound. As they always have, the tobacco bonds this Fund held during this reporting period made all scheduled interest payments in a timely manner. Thus, these bonds helped the Fund provide significant yield advantages to shareholders.
     Also this reporting period, the Fund remained invested in land development (or “dirt”) bonds, which are Special Assessment and Special Tax bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Assessment and Special Tax sectors represented 18.7% and 4.0% of the Fund’s total assets, respectively. While short-term performance of these bonds faltered in this reporting period, the Fund’s land development holdings typically offer attractive yields. These in turn can help the Fund generate high levels of tax-free income, as we have seen this reporting period.
     In our opinion, these bonds have several appealing characteristics: their credit ratings typically improve over time, the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. These characteristics give us confidence that most “dirt bonds” represent good values for our long-time shareholders.
     Nonetheless, the market continues to exhibit unusual price pressure on “dirt bonds,” even those with improving credit qualities. For example, the Fund has invested in Villa Portofino West (Fla.) Community Development District bonds, which were purchased at par based on several attractive characteristics, including a favorable land-to-lien ratio (1.8 to 1). We also liked that the proceeds from these Special Assessment bonds, issued in 2006, would be used to repay an experienced developer who had already completed the property’s master infrastructure. The developer has since built and sold 98% of the property’s townhouses and, as a result, the land-to-lien ratio has jumped to an estimated 11.5 to 1. Despite the sharply improved ratio, which serves to strengthen the credit, the price on these bonds has declined (as have the prices on many lower-rated or unrated bonds in this and other muni sectors).
     The majority of the Fund’s investments in Special Tax and Special Assessment bonds have generated high levels of tax-free income this reporting period. However, some Florida “dirt bonds” were placed on non-accrual, reflecting our belief that scheduled interest payments might not be made in accordance with their bond covenants. For example, the Fund’s non-accrual list includes some bonds for which issuers used debt-service reserves to make the May interest payment. Our current expectation is that some Florida issuers will rectify their covenant violations once the tax certification
16 | OPPENHEIMER AMT-FREE MUNICIPALS

process helps them replenish debt service reserves, and that banks and/or new developers will assume responsibility for some other payments. While it is always disappointing to see an issuer violate its bond covenant, we remain optimistic about these sectors in general and are confident that our value-driven approach to security selection should continue to deliver above-market yields for years to come.
     As of July 31, 2009, the Fund was invested in the hospital/health care sector and in the gas utilities sector, representing 8.0% and 7.4% of the Fund’s total assets, respectively. Our holdings in these sectors consist of securities in the mid-range of the credit spectrum as well as some insured bonds. The overall fundamentals in these sectors remained stable this reporting period, but widening credit spreads during the first half of the reporting period were detrimental to 12-month performance. Since the beginning of calendar year 2009, these sectors have posted positive results.
     During this reporting period, the Fund remained invested in municipal inverse-floating-rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they often face greater price volatility, too. When the short-term market faced unprecedented turmoil in the first half of this reporting period, the income that muni funds across the industry earned from this type of security was diminished. We continue to believe that “inverse floaters” belong in our fund portfolios because they produce attractive yields under most market conditions.
     Other floating-rate bonds performed poorly this reporting period as short-term variable rates declined.
     Additionally, the Fund’s line of credit increased partway through this reporting period. The Fund used its line of credit at times to avoid having to sell tax-free assets at lower-than-acceptable prices. The Fund also used it opportunistically to buy yield-enhancing securities.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2009. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund’s performance reflects the deduction of the
17 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
18 | OPPENHEIMER AMT-FREE MUNICIPALS

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. See page 22 for further information.
19 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
20 | OPPENHEIMER AMT-FREE MUNICIPALS

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. See page 22 for further information.
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NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75% except where noted.
Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
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FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
23 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,129.20	$12.95
Class B	1,000.00	1,122.70	17.72
Class C	1,000.00	1,123.40	17.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,012.69	12.25
Class B	1,000.00	1,008.23	16.77
Class C	1,000.00	1,008.83	16.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	2.44%
Class B	3.34
Class C	3.22
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
24 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS July 31, 2009

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—127.3%
Alabama—0.5%
$30,000	AL 21st Century Authority Tobacco Settlement[1]	5.500%	12/01/2021	$25,546
50,000	AL DCH Health Care Authority (Health Care Facilities)[1]	5.000	06/01/2021	48,222
15,000	AL HFA (Pelican)[1]	6.550	03/20/2030	15,015
1,395,000	AL Space Science Exhibit Finance Authority[1]	6.000	10/01/2025	1,051,760
35,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.625	11/15/2015	34,461
15,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.875	11/15/2024	13,494
160,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	129,219
15,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.500	06/01/2022	14,838
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)[1]	5.000	11/01/2025	90,257
240,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	166,418
185,000	Fayette, AL Waterworks[1]	5.250	10/01/2016	185,570
395,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	361,267
10,000	Jefferson County, AL Sewer	4.500	02/01/2012	3,585
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	34,749
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	52,065
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	1,406,465
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	12,158
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	97,082
15,000	Lauderdale County & Florence, AL Health Care Authority (Coffee Health Group)[1]	5.250	07/01/2024	13,344
2,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000	06/01/2026	1,565,460
5,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.250	06/01/2037	3,631,600

				8,952,575

Alaska—1.9%
10,000	AK HFC[1]	5.200	06/01/2021	10,128
65,000	AK HFC (Veterans Mtg.)[1]	6.150	06/01/2039	65,150
8,000,000	AK HFC, Series A2	5.000	12/01/2033	7,705,240
750,000	AK Industrial Devel. and Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)	6.150	08/01/2031	483,825
600,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[1]	5.875	12/01/2027	413,982
F1 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Alaska Continued
$29,090,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000%	06/01/2032	$19,089,440
11,005,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2046	6,020,505

				33,788,270

Arizona—5.8%
1,000,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750	07/01/2022	715,690
1,711,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000	07/01/2030	1,083,405
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	114,892
474,950	Central AZ Irrigation & Drain District, Series A1	6.000	06/01/2013	470,671
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	143,466
100,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	67,250
522,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	323,969
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	371,851
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	151,363
800,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	576,600
1,415,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	1,189,025
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,468,340
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	417,410
1,500,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	1,321,230
785,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	610,181
940,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	796,819
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	117,550
460,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	274,408
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	216,068
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	600,573
5,490,000	Phoenix, AZ IDA (Christian Care)[1]	5.500	07/01/2035	4,242,782
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	360,500
490,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.300	07/01/2031	348,238
1,390,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500	07/01/2023	1,105,509
1,315,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750	07/01/2031	991,707
1,945,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,554,775
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	389,220
750,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	542,468
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	385,245
120,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	76,720
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	159,245
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	1,877,529
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	365,785
F2 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750%		12/01/2037	$437,678
1,000,000	Pima County, AZ IDA (Valley Academy)[1]	6.500		07/01/2038	767,310
500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	312,185
19,870,000	Salt River, AZ Agricultural Improvement & Power District[2]	5.000		01/01/2038	19,866,322
12,385,000	Salt Verde, AZ Financial Corp.[1]	5.000		12/01/2037	9,472,420
580,000	Salt Verde, AZ Financial Corp.[1]	5.250		12/01/2028	487,757
29,030,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2037	23,998,520
20,215,000	Salte Verde, AZ Financial Corp.[1]	5.000		12/01/2032	15,986,224
55,000	Show Low Bluff, AZ Community Facilities District Special Assessment[1]	5.200		07/01/2017	46,243
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	1,028,798
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	1,927,680
4,775,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	3,783,567
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750		07/15/2022	1,786,218
500,000	Westpark, AZ Community Facilities District[1]	5.250		07/15/2031	291,660

					103,623,066

Arkansas—0.1%
2,550,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[1]	6.250		02/01/2038	1,605,404
California—18.9%
1,385,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2027	905,942
4,495,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2037	2,593,795
2,220,000	Beaumont, CA Financing Authority, Series B1	5.875		09/01/2023	1,970,250
18,330,000	CA Access to Loans for Learning Student Loan Corp.[1]	7.000		01/01/2036	17,982,647
16,500,000	CA County Tobacco Securitization Agency	5.714	[3]	06/01/2046	464,805
7,000,000	CA County Tobacco Securitization Agency	6.500	[3]	06/01/2046	175,630
6,000,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	141,840
129,820,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2050	1,564,331
7,935,000	CA County Tobacco Securitization Agency	7.234	[3]	06/01/2033	747,715
38,650,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	236,925
8,000,000	CA County Tobacco Securitization Agency	7.750	[3]	06/01/2046	225,360
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2036	2,728,100
2,715,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	1,638,041
4,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,449,520
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	3,345,900
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	14,396,970
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[3]	06/01/2046	1,727,010
1,750,000	CA Educational Facilities Authority (Fresno Pacific University)[1]	6.750		03/01/2019	1,626,870
F3 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$6,870,000	CA GO1	5.000%		06/01/2032	$6,434,373
7,700,000	CA GO1	5.000		11/01/2032	7,207,200
10,000,000	CA GO1	5.000		08/01/2034	9,330,200
5,000,000	CA GO1	5.750		04/01/2031	5,141,400
30,595,000	CA GO1	6.000		04/01/2038	31,773,825
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	2,633,296
2,500,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2045	2,016,000
70,930,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[4]	06/01/2037	30,106,239
1,210,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	765,845
6,425,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2045	5,181,120
19,560,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	10,576,874
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	6,001,500
414,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.973	[3]	06/01/2047	11,049,660
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	2,451,900
25,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[1]	5.250		11/15/2046	21,499,250
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	460,702
1,615,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2027	959,875
5,015,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2036	2,659,254
2,000,000	Corona-Norco, CA Unified School District Community Facilities No. 04-1[1]	5.200		09/01/2036	1,325,360
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	1,248,960
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	730,480
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	1,326,560
970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	375,429
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	300,875
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	160,300
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	325,975
10,000,000	Imperial, CA Irrigation District[2]	5.125		11/01/2038	9,401,750
60,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.625	[3]	06/01/2036	4,200,000
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	2,724,000
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[3]	06/01/2057	2,787,863
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	1,697,633
F4 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,345,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.000%	09/01/2027	$1,858,108
5,175,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.150	09/01/2037	3,840,937
745,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200	09/01/2037	556,873
1,425,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200	09/01/2037	1,065,159
1,685,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17[1]	5.200	09/01/2036	1,143,037
150,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[1]	8.250	09/01/2029	148,031
250,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[1]	8.625	09/01/2039	248,190
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150	09/01/2025	937,743
1,195,000	Lake Elsinore, CA Special Tax[1]	5.250	09/01/2030	836,201
2,450,000	Lake Elsinore, CA Special Tax[1]	5.250	09/01/2035	1,622,635
200,000	Lake Elsinore, CA Special Tax[1]	5.350	09/01/2036	135,858
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250	09/01/2029	393,309
15,000,000	Los Angeles, CA Community College District[2]	5.000	08/01/2033	14,334,300
2,000,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125	12/01/2024	1,551,460
4,175,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)[1]	6.350	11/01/2025	3,038,983
95,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[5,6]	6.875	11/15/2012	91,920
15,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[5,6]	8.800	11/15/2021	13,928
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3[1]	5.000	09/01/2037	235,056
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150	09/01/2036	1,628,200
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2027	469,656
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2037	795,538
5,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500	06/01/2045	2,888,650
4,250,000	Oakland, CA GO1	6.000	01/15/2034	4,359,565
580,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2026	381,153
1,605,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2037	899,249
660,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2037	418,077
F5 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$5,000,000	Sacramento County, CA Airport[1]	6.000%		07/01/2041	$4,856,650
1,620,000	San Gorgonio, CA Memorial Health Care District[7]	7.000		08/01/2027	1,665,846
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.625		03/01/2018	6,020,840
10,000,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	5,391,700
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	323,277
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	877,433
5,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	3,019,550
1,000,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2016	931,990
1,195,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2018	1,081,798
2,500,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	1,957,850
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	150,445
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	1,002,120
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	444,040
10,500,000	University of California (Regents Medical Center)[2]	5.000		05/15/2037	10,177,440
16,000,000	University of California (Regents Medical Center)[2]	5.250		05/15/2039	16,367,680
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	75,750
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	761,436
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,298,774

					338,071,784

Colorado—3.5%
500,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	331,455
1,000,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	590,180
2,800,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	1,776,600
500,000	CO Beacon Point Metropolitan District[1]	6.125		12/01/2025	370,415
4,500,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,119,085
960,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	733,123
7,200,000	CO Compark Business Campus Metropolian District[1]	5.600		12/01/2034	6,101,136
500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	316,485
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	351,188
500,000	CO Crystal Crossing Metropolitan District[1]	6.000		12/01/2036	283,090
10,000	CO Deer Creek Metropolitan District[1]	5.000		12/01/2026	10,187
5,000,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000		07/01/2042	2,776,750
10,000	CO Educational and Cultural Facilities Authority (University of Northern Colorado)[1]	5.000		07/01/2031	8,712
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	285,705
F6 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$1,000,000	CO Elkhorn Ranch Metropolitan District[1]	6.375%		12/01/2035	$629,580
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	337,275
10,000	CO Health Facilities Authority (Denver Options)[1]	5.375		02/01/2022	7,478
30,000	CO Health Facilities Authority (Denver Options)[1]	5.625		02/01/2032	20,409
500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	302,490
500,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	309,270
500,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	316,010
13,000,000	CO Hsg. & Finance Authority (Single Family)[2]	5.500		11/01/2029	13,485,615
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	307,945
1,825,000	CO International Center Metropolitan District No.3[1]	6.500		12/01/2035	1,115,878
500,000	CO Liberty Ranch Metropolitan District[1]	6.250		12/01/2036	307,945
625,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	308,163
1,000,000	CO Murphy Creek Metropolitan District No. 3[1]	6.000		12/01/2026	706,140
2,850,000	CO Murphy Creek Metropolitan District No. 3[1]	6.125		12/01/2035	1,817,930
2,670,000	CO North Pines Metropolitan District[1]	6.750		12/01/2036	1,850,177
1,545,000	CO North Range Metropolitan District No. 1[1]	5.000		12/15/2024	1,135,127
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	912,125
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	269,435
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	586,770
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	995,100
125,000	CO Potomac Farms Metropolitan District[1]	0.000	[4]	12/01/2023	101,566
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	503,483
500,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	376,870
815,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	533,548
750,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	408,585
20,000	CO Ridges Metropolitan District Mesa County[1]	6.100		10/15/2013	20,083
1,000,000	CO Serenity Ridge Metropolitan District No. 2	7.500		12/01/2034	449,000
270,000	CO Silver Dollar Metropolitan District[1]	5.100		12/01/2030	180,041
500,000	CO Silver Peaks Metropolitan District[1]	5.750		12/01/2036	300,200
1,000,000	CO Sorrell Ranch Metropolitan District	6.750		12/15/2036	659,970
685,000	CO Tallgrass Metropolitan District[1]	5.250		12/01/2037	398,629
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100		12/01/2026	423,058
500,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	316,010
1,129,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	788,076
500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	318,935
250,000	CO Woodmen Heights Metropolitan District No. 1[1]	6.750		12/01/2020	206,563
4,500,000	CO Woodmen Heights Metropolitan District No. 1[1]	7.000		12/01/2030	3,325,275
10,000,000	Ebert, CO Metropolitan District[1]	5.350		12/01/2037	8,049,900
175,000	Fairplay, CO Sanitation District[1]	5.250		12/15/2031	119,705
F7 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000%		12/01/2018	$176,310
2,970,000	Loveland, CO Special Assessment[1]	5.625		07/01/2029	1,955,804
25,000	Public Authority for CO (Natural Gas Energy)[1]	6.250		11/15/2028	24,182
30,000	University of Colorado Hospital Authority[1]	5.200		11/15/2017	30,020
20,000	University of Colorado Hospital Authority[1]	5.250		11/15/2022	19,227

					62,460,013

Connecticut—0.4%
75,000	CT Devel. Authority (Church Homes)[1]	5.800		04/01/2021	67,316
785,000	CT H&EFA (Bridgeport Hospital)[1]	6.625		07/01/2018	788,258
45,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)	5.250		07/01/2015	45,016
20,000	CT H&EFA (DKH)[1]	5.375		07/01/2016	20,046
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375		07/01/2026	220,086
20,000	CT H&EFA (Lawrence & Memorial Hospital)[1]	5.000		07/01/2013	20,005
50,000	CT H&EFA (Middlesex Hospital)[1]	5.125		07/01/2017	48,933
10,000	CT H&EFA (Sacred Heart University)[1]	5.000		07/01/2028	8,744
20,000	CT HFA[1]	5.200		11/15/2021	20,055
60,000	CT HFA[1]	5.600		06/15/2017	60,068
500,000	Georgetown, CT Special Taxing District[1]	5.125		10/01/2036	231,100
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B1	5.750		09/01/2027	5,693,846

					7,223,473

Delaware—0.3%
4,000,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	2,261,240
5,000	DE Health Facilities Authority (Bayhealth Medical Center)[1]	5.200		07/01/2029	4,903
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2025	640,020
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2030	366,597
2,310,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,324,600

					4,597,360

District of Columbia—0.5%
720,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	605,794
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[3]	06/15/2046	1,572,325
304,205,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.924	[3]	06/15/2046	7,443,896

					9,622,015

Florida—20.0%
830,000	Aberdeen, FL Community Devel. District	5.250		11/01/2015	501,013
900,000	Aberdeen, FL Community Devel. District	5.500		05/01/2036	490,554
F8 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,000,000	Amelia Concourse, FL Community Devel. District[5]	5.750%	05/01/2038	$957,880
700,000	Amelia Walk, FL Community Devel. District Special Assessment[5]	5.500	05/01/2037	374,724
13,950,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	10,794,092
1,130,000	Arlington Ridge, FL Community Devel. District	5.500	05/01/2036	496,522
6,610,000	Ave Maria Stewardship, FL Community Devel. District[1]	5.125	05/01/2038	3,415,321
1,470,000	Avelar Creek, FL Community Devel. District[1]	5.375	05/01/2036	861,376
435,000	Avignon Villages, FL Community Devel. District[5,6]	5.300	05/01/2014	167,475
250,000	Avignon Villages, FL Community Devel. District[5,6]	5.400	05/01/2037	96,268
420,000	Bahia Lakes, FL Community Devel. District[1]	5.450	05/01/2037	247,766
1,600,000	Bainebridge, FL Community Devel. District[1]	5.500	05/01/2038	884,544
65,000	Baker County, FL Hospital Authority[1]	5.300	12/01/2023	47,072
1,840,000	Bay Laurel Center, FL Community Devel. District[1]	5.450	05/01/2037	1,153,404
1,520,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	694,564
1,325,000	Beacon Lakes, FL Community Devel. District Special Assessment[1]	6.000	05/01/2038	841,653
1,200,000	Beacon Lakes, FL Community Devel. District Special Assessment[1]	6.200	05/01/2038	746,880
1,775,000	Beacon, FL Tradeport Community Devel. District[1]	7.250	05/01/2033	1,526,607
115,000	Bluewaters, FL Community Devel. District Special Assessment[1]	6.000	05/01/2035	94,486
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)	5.300	01/01/2023	39,343
1,975,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000	05/01/2038	1,296,133
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625	04/01/2034	23,046
200,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	5.625	10/01/2027	176,436
195,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2025	186,250
1,325,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	588,247
1,965,000	Catalina at Winkler Preserve, FL Community Devel. District[1]	5.600	05/01/2036	1,310,066
3,465,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[5]	6.125	05/01/2012	1,731,807
6,740,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[5]	6.250	05/01/2037	3,617,695
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment	5.500	05/01/2038	1,545,606
1,500,000	City Center, FL Community Devel. District	6.000	05/01/2038	780,375
1,675,000	Clearwater Cay, FL Community Devel. District	5.500	05/01/2037	765,241
3,370,000	Concorde Estates, FL Community Devel. District[1]	5.850	05/01/2035	1,738,853
1,245,000	Connerton West, FL Community Devel. District	5.125	05/01/2016	592,832
F9 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,620,000	Copperstone, FL Community Devel. District[1]	5.200%	05/01/2038	$861,856
2,685,000	Cordoba Ranch, FL Community Devel. District Special Assessment[5]	5.550	05/01/2037	1,058,051
425,000	Coronado, FL Community Devel. District[1]	6.000	05/01/2038	272,191
4,365,000	Creekside, FL Community Devel. District[1]	5.200	05/01/2038	2,238,110
390,000	Crestview II, FL Community Devel. District Special Assessment[1]	5.600	05/01/2037	259,241
875,000	Crosscreek, FL Community Devel. District[1]	5.500	05/01/2017	244,388
425,000	Crosscreek, FL Community Devel. District[1]	5.600	05/01/2039	118,698
5,800,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350	05/01/2037	2,788,002
1,100,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	936,683
10,000	Dania, FL Sales Tax[1]	5.000	10/01/2025	9,596
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	17,460
1,840,000	Dupree Lakes, FL Community Devel. District[1]	5.375	05/01/2037	1,114,010
1,005,000	Durbin Crossing, FL Community Devel. District Special Assessment[1]	5.250	11/01/2015	646,115
10,000	Duval County, FL HFA (C.A.U. Eagles Point North/C.A.U. Cedars Obligated Group)[1]	5.650	07/01/2022	8,954
380,000	East Homestead, FL Community Devel. District[1]	5.000	05/01/2011	272,950
2,400,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	1,329,528
1,365,000	East Homestead, FL Community Devel. District[1]	5.450	11/01/2036	861,834
500,000	Enclave at Black Point Marina, FL Community Devel. District[5]	5.200	05/01/2014	305,785
225,000	Enclave at Black Point Marina, FL Community Devel. District[5]	5.400	05/01/2037	111,596
50,000	Escambia County, FL Health Facilities Authority (Baptist Manor)[1]	5.125	10/01/2019	46,594
10,000	Escambia County, FL Utilities Authority[1]	6.250	01/01/2015	10,721
805,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	519,619
7,480,000	Fiddler’s Creek, FL Community Devel. District No. 2	6.000	05/01/2038	4,285,068
550,000	FL Capital Trust Agency (AHF Florida LLC)	8.125	10/01/2038	331,331
2,550,000	FL Capital Trust Agency (American Opportunity)[1]	5.875	06/01/2038	1,568,760
5,760,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	7.000	07/15/2032	4,759,200
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	8.260	07/15/2038	1,547,194
10,440,000	FL COP (Dept. of Management Services)[2]	5.250	08/01/2028	10,545,235
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	20,010
240,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	201,768
7,760,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	4,821,831
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	652,025
35,000	FL Mira Lago West Community Devel. District[1]	5.375	05/01/2036	21,603
F10 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,000,000	FL New Port Tampa Bay Community Devel. District[8]	5.300%	11/01/2012	$349,400
7,220,000	FL New Port Tampa Bay Community Devel. District[8]	5.875	05/01/2038	2,522,668
500,000	FL Parker Road Community Devel. District[1]	5.350	05/01/2015	300,600
495,000	FL Parker Road Community Devel. District[1]	5.600	05/01/2038	271,418
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	743,157
60,000	FL State Board of Education[1]	5.000	06/01/2024	60,111
3,955,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	2,507,233
2,500,000	Fontainbleau Lakes, FL Community Devel. District[1]	6.000	05/01/2015	1,332,325
910,000	Fontainbleau Lakes, FL Community Devel. District[1]	6.000	05/01/2038	507,371
1,010,000	Forest Creek, FL Community Devel. District[5]	5.450	05/01/2036	465,125
10,000,000	Grand Bay at Doral, FL Community Devel. District[1]	6.000	05/01/2017	6,668,400
3,000,000	Grand Bay at Doral, FL Community Devel. District[1]	6.000	05/01/2039	1,556,010
3,580,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	1,797,196
3,735,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	2,101,348
375,000	Hawks Point, FL Community Devel. District[1]	5.300	05/01/2039	209,985
3,835,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	2,287,731
930,000	Heritage Harbour South, FL Community Devel. District[1]	6.500	05/01/2034	871,922
195,000	Heritage Isles, FL Community Devel. District[5]	7.100	10/01/2023	101,310
1,215,000	Heritage Plantation, FL Community Devel. District	5.400	05/01/2037	602,506
10,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	10,192
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500	05/01/2036	136,558
920,000	Highlands, FL Community Devel. District[5]	5.000	05/01/2011	623,300
5,600,000	Highlands, FL Community Devel. District[5]	5.550	05/01/2036	2,858,800
745,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	587,894
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.400	10/01/2028	22,033
5,000,000	Hillsborough County, FL IDA (University Community Hospital)[7]	8.000	08/15/2032	5,067,150
25,000	Indian River County, FL Water and Sewer[1]	5.250	09/01/2020	25,308
890,000	Indigo, FL Community Devel. District[1]	5.750	05/01/2036	461,510
10,000	Jacksonville, FL Electric Authority (Water and Sewer)[1]	5.250	10/01/2039	9,616
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,107
25,000	Jacksonville, FL Sales Tax[1]	5.000	10/01/2030	25,090
4,005,000	K-Bar Ranch, FL Community Devel. District Special Assessment[5]	5.450	05/01/2036	1,843,101
5,590,000	Keys Cove, FL Community Devel. District[1]	5.500	05/01/2036	3,712,599
225,000	Lake Frances, FL Community Devel. District Special Assessment[5]	5.300	05/01/2037	112,352
75,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	71,750
F11 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$250,000	Lakeside Landings, FL Devel. District[5]	5.500%	05/01/2038	$113,968
5,000,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	2,993,900
4,000,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	2,369,320
1,000,000	Landmark at Doral, FL Community Devel. District Special Assessment	5.500	05/01/2038	351,390
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.750	10/01/2032	3,430,980
500,000	Legends Bay, FL Community Devel. District[5]	5.500	05/01/2014	253,110
500,000	Legends Bay, FL Community Devel. District[5]	5.875	05/01/2038	251,660
2,070,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,249,928
2,500,000	Madeira, FL Community Devel. District[1]	5.250	11/01/2014	1,259,400
2,500,000	Madeira, FL Community Devel. District[1]	5.450	05/01/2039	1,224,925
530,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	389,539
1,775,000	Magnolia Creek, FL Community Devel. District[1]	5.900	05/01/2039	987,681
1,455,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	788,654
1,865,000	Marsh Harbor, FL Community Devel. District, Series A1	5.450	05/01/2036	1,293,340
9,135,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	6,306,347
1,500,000	Meadow Woods, FL Community Devel. District Special Assessment[1]	6.050	05/01/2035	788,865
4,440,000	Mediterranea, FL Community Devel. District Special Assessment[1]	5.600	05/01/2037	2,546,873
2,390,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[1]	6.800	11/15/2031	1,765,780
50,000	Miami, FL Health Facilities Authority (Catholic Health East)[1]	5.250	11/15/2028	46,608
2,440,000	Midtown Miami, FL Community Devel. District Special Assessment[1]	6.500	05/01/2037	1,714,393
4,205,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	3,018,601
3,445,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	2,671,942
3,865,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	2,360,046
9,555,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	5,112,021
11,110,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	5,913,075
160,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.250	10/01/2014	160,035
580,000	Naturewalk, FL Community Devel. District[1]	5.300	05/01/2016	297,940
495,000	Naturewalk, FL Community Devel. District[1]	5.500	05/01/2038	245,693
1,800,000	Northern Palm Beach, FL Improvement District[1]	5.350	08/01/2041	1,022,526
480,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	293,621
7,605,000	Oakland, FL Charter School[1]	6.950	12/01/2032	6,183,702
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[5]	5.250	05/01/2012	613,226
F12 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$500,000	Oakmont Grove, FL Community Devel. District Special Assessment[5]	5.400%	05/01/2038	$204,780
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	304,011
800,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	800,280
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	166,480
375,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2038	241,508
10,000,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	10,180,950
25,000	Orlando & Orange County, FL Expressway Authority[1]	5.000	07/01/2028	25,003
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[5]	7.000	07/01/2036	749,850
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	105,230
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	19,127
2,070,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,138,893
1,365,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	880,248
2,500,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	1,498,600
460,000	Palm River, FL Community Devel. District[5]	5.150	05/01/2013	206,034
245,000	Palm River, FL Community Devel. District[1]	5.375	05/01/2036	109,736
4,600,000	Palma Sola Trace, FL Community Devel. District[1]	5.750	05/01/2035	2,784,426
2,620,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	1,833,293
2,205,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,402,623
1,450,000	Pine Ridge Plantation, FL Community Devel. District[1]	5.400	05/01/2037	730,264
1,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,003,665
430,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	308,873
25,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	25,533
705,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	477,842
670,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	372,004
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[5]	5.250	05/01/2012	1,592,655
500,000	Portofino Cove, FL Community Devel. District Special Assessment[5]	5.500	05/01/2038	273,055
285,000	Portofino Landings, FL Community Devel. District Special Assessment[5]	5.200	05/01/2017	209,310
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[5]	5.400	05/01/2038	550,330
F13 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$270,000	Portofino Springs, FL Community Devel. District Special Assessment[5]	5.500%	05/01/2038	$124,484
6,700,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2016	5,082,955
585,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2036	317,456
46,245,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	26,140,911
11,015,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	6,765,413
1,710,000	Reunion East, FL Community Devel. District[1]	5.800	05/01/2036	887,336
6,025,000	Reunion East, FL Community Devel. District, Series A1	7.375	05/01/2033	3,940,772
2,405,000	Reunion West, FL Community Devel. District	6.250	05/01/2036	1,054,400
750,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	397,103
2,500,000	River Glen, FL Community Devel. District Special Assessment[5]	5.450	05/01/2038	1,092,550
1,165,000	Riverwood Estates, FL Community Devel. District Special Assessment[5,6]	5.350	05/01/2037	406,818
165,000	Rolling Hills, FL Community Devel. District[1]	5.450	05/01/2037	103,386
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	233,224
16,500,000	Sarasota, FL National Community Devel. District Special Assessment[1]	5.300	05/01/2039	8,780,310
25,000	Seminole County, FL GO1	5.125	04/01/2010	25,093
2,285,000	Shingle Creek, FL Community Devel. District	6.100	05/01/2025	1,294,498
6,340,000	Shingle Creek, FL Community Devel. District	6.125	05/01/2037	3,103,620
2,875,000	Six Mile Creek, FL Community Devel. District[1]	5.875	05/01/2038	1,245,421
1,245,000	Sonoma Bay, FL Community Devel. District, Series A1	5.450	05/01/2036	853,547
1,750,000	South Bay, FL Community Devel. District[5]	5.125	11/01/2009	609,350
2,750,000	South Bay, FL Community Devel. District[5]	5.375	05/01/2013	957,550
5,400,000	South Bay, FL Community Devel. District[5]	5.950	05/01/2036	1,880,280
75,000	South Lake County, FL Hospital District (Orlando Regional Healthcare System)[1]	5.800	10/01/2034	68,877
1,280,000	South-Dade, FL Venture Community Devel. District[1]	6.125	05/01/2034	1,072,461
2,955,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	2,098,523
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	251,580
980,000	Stonebrier, FL Community Devel. District[1]	5.500	05/01/2037	550,985
880,000	Stonegate, FL Community Devel. District[1]	6.000	05/01/2024	795,617
995,000	Stonegate, FL Community Devel. District[1]	6.125	05/01/2034	833,671
2,555,000	Stoneybrook, FL South Community Devel. District[1]	5.800	05/01/2039	1,323,490
695,000	Summerville, FL Community Devel. District[5]	5.500	05/01/2036	365,278
10,000	Sunrise, FL Utility System[1]	5.250	10/01/2019	10,019
2,000,000	Sweetwater Creek, FL Community Devel. District[1]	5.500	05/01/2038	1,071,960
2,535,000	Tern Bay, FL Community Devel. District[5]	5.000	05/01/2015	885,476
F14 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$500,000	Tern Bay, FL Community Devel. District[5]	5.375%	05/01/2037	$174,650
4,815,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	2,868,825
240,000	Turnbull Creek, FL Community Devel. District Special Assessment[5]	5.250	05/01/2037	129,343
9,375,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	5,365,500
9,175,000	Two Creeks, FL Community Devel. District[5]	5.250	05/01/2037	4,425,194
25,000	University of South Florida (University Bookstore)[1]	5.900	07/01/2010	25,090
5,740,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	3,300,098
4,455,000	Verandah, FL Community Devel District[1]	5.250	05/01/2036	2,620,743
1,065,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	497,483
9,250,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	5,453,338
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	630,040
1,720,000	Villa Portofino West, FL Community Devel. District[1]	5.350	05/01/2036	1,162,359
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[1]	5.350	05/01/2017	1,691,258
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[1]	5.550	05/01/2039	233,541
1,575,000	Villages of Westport, FL Community Devel. District[1]	5.700	05/01/2035	912,996
6,900,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	3,639,267
5,025,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	2,913,244
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	681,840
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.500	05/01/2037	1,092,728
3,630,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	2,230,925
1,250,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	658,675
790,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	379,161
5,960,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	2,966,113
950,000	Waterlefe, FL Community Devel. District Golf Course[8]	8.125	10/01/2025	19,000
6,715,000	Waters Edge, FL Community Devel. District[1]	5.300	05/01/2036	4,068,686
840,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	417,967
250,000	Waters Edge, FL Community Devel. District[1]	5.400	05/01/2039	124,395
1,785,000	Waterstone, FL Community Devel. District[5]	5.500	05/01/2018	904,674
3,895,000	Wentworth Estates, FL Community Devel. District[1]	5.125	11/01/2012	2,025,828
3,670,000	Wentworth Estates, FL Community Devel. District[1]	5.625	05/01/2037	1,787,107
70,000	West Palm Beach, FL Utility System[1]	5.000	10/01/2027	69,747
F15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$945,000	West Villages, FL Improvement District[1]	5.350%	05/01/2015	$727,574
4,085,000	West Villages, FL Improvement District[5]	5.500	05/01/2037	1,927,180
3,500,000	West Villages, FL Improvement District[1]	5.500	05/01/2038	1,729,980
7,450,000	West Villages, FL Improvement District[1]	5.800	05/01/2036	3,904,173
4,925,000	Westridge, FL Community Devel. District	5.800	05/01/2037	1,970,000
5,840,000	Westside, FL Community Devel. District	5.650	05/01/2037	3,019,397
690,000	World Commerce, FL Community Devel. District Special Assessment[5]	5.500	05/01/2038	270,308
5,430,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125	05/01/2035	3,811,208
2,800,000	World Commerce, FL Community Devel. District Special Assessment[5]	6.500	05/01/2036	1,125,124
2,250,000	Wyld Palms, FL Community Devel. District	5.400	05/01/2015	933,525
1,445,000	Wyld Palms, FL Community Devel. District	5.500	05/01/2038	581,179
450,000	Zephyr Ridge, FL Community Devel. District[5]	5.250	05/01/2013	202,410
990,000	Zephyr Ridge, FL Community Devel. District[5]	5.625	05/01/2037	447,827

				357,386,120

Georgia—3.1%
13,410,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[1]	5.000	06/15/2037	11,851,222
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	7,474,056
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	1,474,467
10,000	Atlanta, GA HDC (Bedford Tower)[1]	6.250	01/01/2015	10,023
20,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	15,376
10,000	Clark County, GA Hospital Authority (Athens Regional Medical)[1]	5.250	01/01/2029	10,023
50,000	Columbus, GA Building Authority[1]	5.500	04/01/2013	50,175
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.000	08/15/2028	12,577
30,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.375	08/15/2016	30,001
9,090,000	De Kalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	7,081,655
10,000	De Kalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	10,024
3,735,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,594,863
5,575,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	5,365,826
100,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.125	10/01/2016	97,277
10,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	10,004
F16 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$3,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125%	07/01/2042	$2,144,205
225,000	GA Hsg. and Finance Authority (Hunters Grove)[1]	5.850	01/01/2017	225,347
5,000,000	GA Main Street Natural Gas[1]	5.500	09/15/2026	4,454,500
120,000	GA Municipal Electric Authority, Series A1	5.000	11/01/2024	120,031
2,170,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Labor)[1]	5.000	06/15/2021	2,167,939
865,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Motor Vehicle Safety)[1]	5.000	06/15/2021	864,178
4,465,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2028	4,125,660
1,770,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2028	1,635,480
3,100,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2029	2,836,810
5,000	Private Colleges & Universities Authority, GA (Mercer University)[1]	5.375	06/01/2031	3,821
500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	482,610
20,000	Savannah, GA Resource Recovery Devel. Authority[1]	5.100	08/01/2014	20,058
35,000	Ware County, GA Hospital Authority (Southeast Health Unit)[1]	6.625	03/01/2017	35,032

				56,203,240

Idaho—0.4%
65,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700	07/01/2024	65,059
10,000	ID Hsg. Agency (Single Family Mtg.)[1]	5.800	07/01/2025	10,006
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	6.000	08/01/2028	3,933,811
2,980,000	Twin Falls, ID Urban Renewal Agency, Series A1	5.450	08/01/2022	2,363,527

				6,372,403

Illinois—8.1%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	422,094
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,462,628
355,000	Carol Stream, IL Tax (Geneva Crossing)[1]	5.000	12/30/2021	267,173
40,000	Chicago, IL GO1	5.125	01/01/2029	40,033
235,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	212,464
22,500,000	Chicago, IL O’Hare International Airport (American Airlines\AMR Corp. Obligated Group)	5.500	12/01/2030	8,375,625
5,000,000	Chicago, IL O’Hare International Airport (Delta Airlines)[1]	6.450	05/01/2018	3,546,650
5,000,000	Chicago, IL Tax (Pilsen Redevel.)[1]	6.750	06/01/2022	4,604,900
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,199,312
949,000	Cortland, IL Special Tax (Sheaffer System)[1]	5.500	03/01/2017	585,324
F17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400%	03/01/2016	$146,864
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	196,682
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[1]	5.375	03/01/2016	692,250
1,100,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[1]	6.000	03/01/2046	561,022
2,500,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[1]	6.000	03/01/2045	1,260,150
1,500,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[1]	6.000	03/01/2046	754,800
5,860,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,351,577
160,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	147,659
10,000	IL Devel. Finance Authority (Geneva School District School 304)[1]	6.300	06/01/2010	10,169
325,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)[1]	5.700	08/15/2026	253,006
500,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	446,075
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,436,563
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	526,568
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	467,693
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	1,344,920
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,195,995
500,000	IL Finance Authority (Luther Oaks)[1]	5.700	08/15/2028	352,590
500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	343,455
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	678,410
2,500,000	IL Finance Authority (Monarch Landing)[1]	7.000	12/01/2027	1,568,625
4,250,000	IL Finance Authority (Monarch Landing)[1]	7.000	12/01/2037	2,420,333
1,750,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2027	1,143,538
2,000,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2031	1,228,280
2,745,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2032	1,663,882
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	20,763,200
7,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	7,052,920
15,000,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	13,625,100
3,750,000	IL Finance Authority (Sedgebrook)[1]	6.000	11/15/2027	2,115,338
10,000,000	IL Finance Authority (Sedgebrook)[1]	6.000	11/15/2037	5,010,300
F18 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$10,000,000	IL Finance Authority (Sedgebrook)[1]	6.000%	11/15/2042	$4,851,300
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[5]	5.125	06/01/2035	1,199,850
30,000	IL GO1	5.125	12/01/2010	30,102
15,000	IL GO1	5.125	12/01/2011	15,049
5,000,000	IL Health Facilities Authority (Covenant Retirement Communities)[1]	5.625	12/01/2032	4,008,500
60,000	IL Health Facilities Authority (Decatur Memorial Hospital)[1]	5.375	11/15/2021	58,853
60,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	52,998
10,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	8,308
35,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	31,364
75,000	IL Health Facilities Authority (Loyola University)[1]	5.000	07/01/2024	66,788
15,000	IL Health Facilities Authority (Northwestern Medical Faculty Foundation)[1]	5.125	11/15/2028	12,897
80,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)[1]	5.000	08/15/2021	71,982
25,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.500	02/15/2016	25,010
85,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	84,996
10,500,000	IL Health Facilities Authority (Sinai Health System)[2]	5.100	08/15/2033	10,070,445
90,000	Lake County, IL HFC, Series A1	6.700	11/01/2014	90,230
1,705,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	1,306,712
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	1,847,169
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[1]	6.125	03/01/2040	702,067
180,000	Markham, IL GO1	5.750	02/01/2028	175,797
1,250,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	785,263
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	355,455
5,625,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	4,938,975
1,150,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	746,511
30,000	Springfield, IL Water[1]	5.400	03/01/2015	30,073
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750	04/01/2038	12,710,760
1,000,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	784,810
995,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	579,777
F19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$3,931,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450%	03/01/2034	$2,564,663
1,820,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	1,302,483
1,734,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[1]	6.250	03/01/2035	952,850

				144,936,204

Indiana—0.8%
4,080,000	Dekalb City, IN Hospital Authority (Dekalb Memorial Hospital)[1]	5.000	08/01/2016	3,417,082
1,600,000	Hamilton County, IN Redevel. District (Thomas Electrics)[1]	5.100	02/01/2031	1,071,424
55,000	IN Devel. Finance Authority (USX Corp.)[1]	5.600	12/01/2032	51,176
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	340,915
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	30,007
15,000	IN Health Facility Financing Authority (Deaconess Hospital)[1]	5.500	03/01/2029	13,770
70,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	64,102
50,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	50,021
10,000	Indianapolis, IN Gas Utility (Distribution System)[1]	5.000	08/15/2024	9,979
5,000,000	Indianapolis, IN Local Public Improvement Bond Bank[7]	5.750	01/01/2038	4,978,900
70,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	69,750
55,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	53,727
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[5]	7.125	07/01/2022	2,958,775
65,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	5.400	08/01/2017	63,966
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,833,368
100,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.500	02/15/2021	94,524

				15,101,486

Iowa—2.4%
400,000	Bremer County, IA Retirement Facilities (Bartels Lutheran)[1]	5.125	11/15/2020	312,984
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	665,090
25,000	Hills, IA (Mercy Hospital)[1]	5.000	08/15/2028	24,341
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	554,400
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[1]	5.900	12/01/2028	273,004
500,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.750	11/15/2019	420,495
F20 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Iowa Continued
$1,000,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.000%	11/15/2024	$789,180
900,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.125	11/15/2032	676,935
350,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.450	11/01/2026	251,675
500,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	318,150
7,975,000	IA Tobacco Settlement Authority[1]	5.375	06/01/2038	4,769,848
3,250,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	1,944,020
53,505,000	IA Tobacco Settlement Authority (TASC)[1]	5.625	06/01/2046	32,242,113

				43,242,235

Kansas—0.2%
1,505,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	1,174,637
95,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	94,517
735,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	624,037
2,475,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,687,851

				3,581,042

Kentucky—0.0%
30,000	Jefferson County, KY Health Facilities (Alliant Health System)[1]	5.125	10/01/2027	26,098
75,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	71,348
970,000	Kenton County, KY Airport (Delta Airlines)[5,6,8]	8.000	12/01/2015	10
5,000	KY EDFA (Pikeville Medical Center)	5.700	02/01/2028	4,861
215,000	KY EDFA (St. Claire Medical Center)	5.625	09/01/2021	215,043
80,000	KY Hsg. Corp.[1]	5.200	07/01/2022	80,982
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	13,134

				411,476

Louisiana—1.8%
10,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)[1]	5.450	07/01/2010	9,986
21,230,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.)[2]	5.250	12/01/2032	21,598,889
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	715,900
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	12,345
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	1,096,841
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	769,070
F21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Louisiana Continued
$1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000%	09/01/2027	$1,242,360
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2035	2,560,513
710,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	7.500	09/01/2016	640,938
1,355,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,088,810
25,000	LA Public Facilities Authority (Dillard University)	5.300	08/01/2026	27,835
45,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.500	08/15/2019	39,377
2,500,000	Lakeshore Villages, LA Master Community Devel. District[1]	5.250	07/01/2017	1,957,225
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2027	49,736
135,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	115,209
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	229,750
40,000	New Orleans, LA Public Improvement District[1]	5.125	12/01/2026	38,769
40,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2018	37,309
20,000	Orleans Parish, LA Parishwide School District[1]	5.375	09/01/2021	18,482
25,000	Orleans Parish, LA School Board[1]	5.300	09/01/2013	24,422
170,000	Orleans Parish, LA School Board[1]	5.375	09/01/2018	154,685
160,000	Pointe Coupee Parish, LA Pollution Control (Gulf State Utilities Company)[1]	6.700	03/01/2013	156,835
500,000	St. Tammany Parish, LA Hospital Service District (St. Tammany Parish Hospital)[1]	5.000	07/01/2022	425,335

				33,010,621

Maryland—0.4%
10,000	Baltimore, MD Wastewater[1]	5.125	07/01/2042	9,960
25,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750	09/01/2020	19,395
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000	09/01/2032	26,732
4,900,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375	06/01/2033	2,938,530
620,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	5.750	06/01/2029	553,009
520,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000	06/01/2030	445,411
50,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000	07/01/2034	34,653
2,000,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625	10/01/2023	1,408,420
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)[1]	6.000	07/01/2033	44,028
625,000	MD H&HEFA (Edenwald)[1]	5.200	01/01/2024	543,063
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375	07/01/2020	65,133
20,000	MD H&HEFA (Medstar Health)[1]	5.500	08/15/2033	19,479
979,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	520,055
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[1]	5.250	01/01/2037	406,253

				7,034,121
F22 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Massachusetts—0.7%
$55,000	Boston, MA Industrial Devel. Financing Authority (Boston Alzheimer’s Center)[1]	5.900%	02/01/2022	$55,045
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750	02/01/2029	72,867
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500	01/01/2035	190,570
50,000	MA Devel. Finance Agency (Northern Berkshire Community Services)[1]	6.250	08/15/2029	37,098
50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250	10/01/2037	30,701
2,825,000	MA Devel. Finance Agency (Pacific Rim Charter Public School)[1]	5.125	06/01/2031	1,804,441
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	22,365
1,000,000	MA H&EFA (Boston Medical Center)[1]	5.250	07/01/2038	802,840
11,840,000	MA H&EFA (Emerson Hospital)[1]	5.000	08/15/2025	9,182,986
60,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300	11/15/2028	48,959
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375	04/01/2020	264,022
20,000	MA Turnpike Authority, Series A1	5.000	01/01/2039	18,145
100,000	MA Turnpike Authority, Series B1	5.125	01/01/2023	100,014

				12,630,053

Michigan—2.6%
30,000	Clare County, MI Sewer Disposal System[1]	5.850	11/01/2021	30,701
10,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	4,634
2,850,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	3,314,237
185,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	151,992
130,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2028	87,112
2,350,000	Grand Traverse Academy, MI Public School Academy[1]	4.625	11/01/2027	1,504,987
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	600,120
500,000	Grand Traverse Academy, MI Public School Academy[1]	5.000	11/01/2022	370,940
50,000	Howell, MI Public Schools[1]	5.000	05/01/2025	50,363
5,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital)[1]	5.250	05/15/2018	5,002
155,000	MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)[1]	5.000	02/15/2018	140,889
2,175,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2027	1,398,482
5,000,000	MI Hospital Finance Authority (Henry Ford Health System)[1]	5.250	11/15/2046	3,830,250
10,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2018	10,045
75,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2031	72,472
F23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$265,000	MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor Nursing Home)[1]	5.500%		07/01/2015	$265,657
10,000	MI Hospital Finance Authority (Sisters of Mercy Health System)[1]	5.250		08/15/2021	10,031
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	15,834,795
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	15,026
340,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	268,586
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	833,991
11,787,538	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	8,608,557
500,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	429,350
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[3]	06/01/2058	7,316,190
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	178,490
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600		06/01/2022	120,166
40,000	Northern MI University[1]	5.000		12/01/2025	39,340
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[1]	6.000		05/01/2013	15,104
450,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	311,535
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	906,062
405,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250		06/01/2022	244,260
40,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250		11/15/2031	35,483
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250		11/15/2035	8,705
100,000	Wayne County, MI Building Authority[1]	5.250		06/01/2016	100,306

					47,113,860

Minnesota—0.6%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375		02/15/2032	516,123
600,000	Cottage Grove, MN Senior Hsg.[1]	6.000		12/01/2046	463,332
750,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750		02/01/2027	509,655
985,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000		02/15/2027	880,295
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000		02/01/2031	900,686
250,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	180,728
F24 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625%	02/01/2031	$919,320
279,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	190,624
6,848,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	5,117,716
520,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	339,695

				10,018,174

Mississippi—0.1%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	74,985
35,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	35,016
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[1]	6.800	04/01/2022	57,654
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	2,065,460

				2,233,115

Missouri—3.6%
95,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.650	03/01/2021	87,476
5,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.750	03/01/2031	4,044
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	146,748
310,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2013	294,581
400,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2014	373,776
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	184,660
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	631,539
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	292,661
2,185,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,515,647
8,000,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	5,436,240
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875	12/01/2031	395,847
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	325,140
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	298,540
250,000	Cottleville, MO COP[8]	5.100	08/01/2023	226,098
300,000	Cottleville, MO COP[8]	5.125	08/01/2026	260,997
930,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650	02/01/2017	782,084
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000	02/01/2030	2,487,898
13,500,000	Hazelwood, MO Transportation Devel. District (370/ Missouri Bottom Road/Tausig Road)[1]	7.200	05/01/2033	10,797,570
2,575,000	Independence, MO 39th Street Transportation[1]	6.875	09/01/2032	2,026,860
1,260,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	1,119,926
F25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$1,250,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400%		06/01/2024	$943,388
3,520,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000		03/01/2017	3,238,576
580,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500		03/01/2021	473,854
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750		03/01/2029	183,903
1,025,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	751,397
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	1,613,955
15,000	MO Environmental Improvement & Energy Resources Authority[1]	5.550		07/01/2010	15,059
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500		10/01/2031	187,057
10,000	MO H&EFA (FHS/FNH Obligated Group)[1]	5.375		02/15/2014	10,023
10,000	MO H&EFA (Fontbonne College)[1]	5.200		10/01/2020	8,092
10,280,678	MO Hanley/Eager Road Transportation Devel. District, Series A1	7.750	[3]	12/01/2023	3,461,504
20,000	MO HDC (Single Family Mtg.)[1]	5.550		03/01/2029	20,007
246,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	166,574
1,675,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800		05/01/2016	1,401,925
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000		05/01/2023	1,044,240
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375		09/01/2032	228,816
1,500,000	Raymore, MO Tax Increment[1]	5.375		03/01/2020	1,152,030
2,750,000	Raymore, MO Tax Increment[1]	5.625		03/01/2028	1,830,593
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625		11/01/2025	1,918,950
7,750,000	St. Joseph, MO IDA (Living Community of St. Joseph)[1]	7.000		08/15/2032	6,620,748
1,000,000	St. Joseph, MO IDA, Series B1	5.375		11/01/2023	811,620
905,000	St. Joseph, MO IDA, Series B1	5.500		11/01/2027	700,054
1,110,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125		05/01/2026	741,669
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[1]	6.000		08/04/2025	312,631
850,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000		08/21/2026	542,283
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)[1]	5.500		03/09/2027	1,116,878
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	372,282
545,000	St. Louis, MO Tax Increment (Printers Lofts)[1]	6.000		08/21/2026	347,699
500,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	280,895
806,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	452,803
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[1]	6.690		04/21/2029	698,890
375,000	St. Louis, MO Tax Increment Financing, Series A1	5.500		09/02/2028	208,988
3,370,000	St. Louis, MO Tax Increment, Series A1	6.600		01/21/2028	2,180,896
620,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700		04/01/2022	493,173
320,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750		04/01/2027	236,592
F26 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$35,000	University of Missouri (System Facilities)[1]	5.000%		11/01/2018	$35,089
1,000,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2026	687,970
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	1,548,375

					64,727,810

Montana—0.3%
10,240,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[4]	09/01/2031	4,599,910
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	291,169

					4,891,079

Nebraska—2.1%
450,000	Douglas County, NE Hsg. Authority (Orchard Gardens)[1]	5.150		10/01/2032	381,056
25,000	Grand Island, NE Electric[1]	5.000		08/15/2009	25,037
32,600,000	NE Central Plains Gas Energy[1]	1.097	[9]	12/01/2026	18,198,950
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600		09/15/2029	2,116,348
16,460,000	Omaha, NE Public Facilities Corp. (Baseball Stadium)[2]	5.000		06/01/2036	16,436,133
40,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)[1]	5.250		11/15/2028	37,068

					37,194,592

Nevada—2.5%
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	159,767
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	117,231
20,000,000	Clark County, NV Water Reclamation District[2]	5.250		07/01/2038	20,038,100
20,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	5.625		01/01/2032	4,011
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.850	[3]	01/01/2019	616,888
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)	7.000		11/15/2034	534,980
1,160,000	Las Vegas, NV Local Improvement Bonds[1]	6.250		06/01/2024	777,908
6,200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625		11/01/2017	5,316,066
1,615,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	1,007,808
9,270,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	6.125		06/01/2031	4,905,962
95,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	73,568
135,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	100,525
285,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	204,479
F27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Nevada Continued
$650,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850%		08/01/2018	$516,451
1,055,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	749,641
565,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	372,691
795,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	479,989
25,000	Reno, NV Capital Improvement[1]	5.125		06/01/2026	22,480
3,280,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	2,641,581
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	5,466,314

					44,106,440

New Hampshire—0.5%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[3]	01/01/2029	68,778
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[3]	01/01/2030	664,608
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B1	7.251	[3]	01/01/2023	187,694
120,000	NH H&EFA (Catholic Medical Center)[1]	6.125		07/01/2032	105,983
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050		10/01/2034	2,497,749
1,980,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.750		07/01/2023	1,532,975
6,115,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.850		07/01/2033	4,140,344
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500		07/01/2034	35,909
985,000	NH HE&HFA (Franklin Pierce College)[1]	5.300		10/01/2028	584,469

					9,818,509

New Jersey—4.8%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	5,578,808
15,510,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	10,745,483
22,275,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	12,993,230
79,740,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	54,287,789
5,300,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	2,869,473

					86,474,783

New Mexico—0.7%
10,000	Albuquerque, NM Airport[1]	5.000		07/01/2019	10,022
1,495,000	Cabezon, NM Public Improvement District[1]	6.300		09/01/2034	985,743
6,780,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2023	5,408,609
20,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000		06/01/2016	19,674
250,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.800		04/01/2022	227,290
30,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.375		04/01/2022	28,864
F28 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New Mexico Continued
$25,000	Hobbs, NM Health Facilities (Evangelical Lutheran Good Samaritan Society)[1]	5.500%		05/01/2026	$22,445
500,000	Mariposa East, NM Public Improvement District[1]	6.000		09/01/2032	314,935
300,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	201,612
3,380,000	NM Educational Assistance Foundation[1]	5.900		09/01/2031	3,196,669
25,000	NM Finance Authority (Workers Compensation Administration Building)[1]	5.600		09/01/2014	25,061
15,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.150		09/01/2028	15,029
1,925,000	NM Trails Public Improvement District[1]	7.750		10/01/2038	1,494,763
25,000	Santa Fe County, NM (El Castillo Retirement Residences)[1]	5.750	[9]	05/15/2028	24,998
5,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	4,754
100,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	95,087

					12,075,555

New York—4.3%
2,105,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	1,371,429
14,000,000	NYC GO2	5.000		05/15/2033	14,033,390
39,665,000	NYC GO2	5.375		04/01/2036	40,945,474
20,000,000	NYC Municipal Water Finance Authority[2]	5.000		06/15/2039	19,929,800

					76,280,093

North Carolina—0.0%
20,000	NC Eastern Municipal Power Agency, Series B1	6.250		01/01/2023	20,019
20,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800		10/01/2034	17,538
625,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	409,838

					447,395

North Dakota—0.0%
25,000	Parshall, ND Water[1]	5.500		09/01/2024	24,940
5,000	Ward County, ND Health Care Facilities (Trinity Medical Center)[1]	6.000		07/01/2010	5,007
40,000	Williston, ND Water Utility[1]	5.100		05/01/2013	40,079

					70,026

Ohio—6.3%
650,000	Blue Ash, OH Tax Increment Financing (Duke Realty)[1]	5.000		12/01/2035	484,601
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[4]	06/01/2037	2,377,050
16,605,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	13,678,369
175,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	146,720
F29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Ohio Continued
$7,690,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750%		06/01/2034	$4,971,662
14,570,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	10,264,856
9,275,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	5,325,056
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000	[3]	06/01/2047	15,434,291
68,620,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500		06/01/2047	43,814,556
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[3]	06/01/2052	6,055,450
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	1,549,274
35,000	Clermont County, OH Hospital Facilities (Mercy Health System)[1]	5.625		09/01/2021	33,313
40,000	Cleveland, OH Airport System[1]	5.000		01/01/2031	39,790
205,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000		06/01/2018	198,551
850,000	Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)[1]	4.800		11/15/2035	544,272
15,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2027	13,737
295,000	Glenwillow Village, OH GO1	5.875		12/01/2024	304,298
25,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000		12/01/2023	17,606
1,500,000	Greene County, OH University Hsg. (Central State University)[1]	5.625		09/01/2032	896,955
1,785,000	Grove City, OH Tax Increment Financing[1]	5.125		12/01/2016	1,498,061
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	1,513,975
1,180,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000		12/01/2022	801,102
75,000	Lucas County, OH Health Care Facilities (Sunset Retirement Communities)[1]	6.625		08/15/2030	72,564
10,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)	5.400		12/01/2016	10,000
470,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300		02/15/2024	373,490
1,260,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400		02/15/2034	897,737
655,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125		05/15/2025	474,659
1,000,000	Toledo-Lucas County, OH Port Authority (Preston)[1]	4.800		11/15/2035	607,510

					112,399,505
F30 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Oklahoma—1.2%
$15,000	Grady County, OK Industrial Authority (Correctional Facilities)[1]	6.000%		11/01/2029	$13,116
500,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.800		11/01/2014	381,890
4,000,000	Langston, OK EDA (Langston University)[1]	5.000		05/01/2030	2,970,760
5,575,000	Langston, OK EDA (Langston University)[1]	5.000		05/01/2035	3,934,501
1,870,000	Langston, OK EDA (Langston University)[1]	5.250		05/01/2026	1,503,424
185,000	OK HFA (Single Family Homeownership Loan Program)	5.403	[3]	03/01/2029	63,810
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)[1]	5.450		11/01/2034	12,625
5,130,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	6.250		06/01/2020	3,760,547
9,170,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	7.350		12/01/2011	8,685,641

					21,326,314

Oregon—0.0%
10,000	Clackamas County, OR Hospital Facility Authority (Legacy Health System)[1]	5.500		02/15/2014	10,104
25,000	Clackamas County, OR Hospital Facility Authority (Williamette Falls Hospital)[1]	6.000		04/01/2019	24,514
10,000	OR GO (Elderly & Disabled Hsg.)[1]	5.500		08/01/2026	10,003
10,000	OR GO (Veterans Welfare)[1]	5.250		10/01/2042	9,937
45,000	OR GO (Veterans Welfare)[1]	6.000		04/01/2032	45,197
100,000	OR Health & Science University, Series A1	5.250		07/01/2028	95,383
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)[1]	6.400		07/01/2018	25,046

					220,184

Pennsylvania—1.2%
3,755,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375		08/15/2029	3,759,243
5,000,000	Allegheny County, PA HDA (West Penn Allegheny Health System)[1]	5.375		11/15/2040	3,013,450
15,000,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[1]	5.000		11/15/2028	9,625,650
75,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	6.900		01/01/2022	65,435
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500		02/15/2033	16,795
3,740,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	3,486,391
2,230,000	PA EDFA (Northwestern Human Services)[1]	5.250		06/01/2028	1,491,067
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	913,970

					22,372,001
F31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Rhode Island—0.8%
$5,000,000	Central Falls, RI Detention Facility[1]	7.250%		07/15/2035	$3,500,050
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	50,066
25,000	Providence, RI Public Building Authority[1]	5.400		12/15/2012	25,080
110,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100		04/01/2026	110,098
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	40,040
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	343,375
7,175,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	5,559,549
211,125,000	RI Tobacco Settlement Financing Corp. (TASC)	6.580	[3]	06/01/2052	2,560,946
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[3]	06/01/2052	72,521
1,400,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)[1]	6.875		05/01/2022	1,275,820

					13,537,545

South Carolina—2.0%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	500,640
30,000	Charleston County, SC (Care Alliance Health Services)[1]	5.000		08/15/2019	30,166
45,000	Edgefield County, SC Water and Sewer Authority[1]	5.000		01/01/2028	39,612
35,000	Horry County, SC Hospital Facilities (Conway Hospital)[1]	5.000		07/01/2028	28,735
1,240,000	Lancaster County, SC (Edenmoor Improvement District)[1]	5.375		12/01/2016	949,989
1,480,000	Lancaster County, SC (Edenmoor Improvement District)[1]	5.750		12/01/2037	742,013
2,170,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,233,754
8,565,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	8,224,199
3,370,000	Lee County, SC School Facilities, Series 2007[1]	6.000		12/01/2031	3,138,818
1,265,000	Newberry County, SC Special Source Revenue (Newberry County Memorial Hospital)[1]	5.250		12/01/2029	1,080,259
35,000	Piedmont, SC Municipal Power Agency[1]	5.000		01/01/2018	34,809
15,000	Piedmont, SC Municipal Power Agency[1]	5.000		01/01/2022	14,528
5,921,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200		11/01/2036	3,761,493
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[3]	01/01/2020	169,434
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[3]	01/01/2021	1,659,698
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[3]	01/01/2026	1,994,426
5,285,000	SC Educational Facilities Authority (Benedict College)[1]	5.600		07/01/2022	3,419,501
2,320,000	SC Educational Facilities Authority (Benedict College)[1]	5.625		07/01/2031	1,303,631
600,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750		03/01/2029	498,144
50,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	5.300		07/01/2031	49,996
2,750,000	SC Jobs-EDA (Lutheran Homes)[1]	5.500		05/01/2028	1,998,040
7,600,000	SC Jobs-EDA (Lutheran Homes)[1]	5.625		05/01/2042	5,089,492
F32 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

South Carolina Continued
$30,000	SC State Budget & Control Board (Harden Street Facilities)[1]	6.000%	12/01/2011	$30,109

				35,991,486

South Dakota—0.0%
10,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650	04/01/2022	9,875

Tennessee—1.6%
10,000	Jackson, TN Health Educational & Hsg. Facilities Board (Lambuth University)[1]	5.900	09/01/2015	10,011
15,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250	07/01/2028	15,196
15,000	Knox County, TN First Utility District Water & Sewer[1]	5.625	12/01/2019	15,120
20,090,000	TN Energy Acquisition Corp.[1]	5.000	02/01/2022	18,153,726
10,000,000	TN Energy Acquisition Corp., Series B1	5.625	09/01/2026	7,915,200
2,200,000	TN Energy Acquisition Corp., Series C1	5.000	02/01/2020	2,047,804

				28,157,057

Texas—14.1%
300,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.100	09/01/2015	300,237
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)[1]	5.100	01/01/2034	705,953
19,705,000	Austin, TX Independent School District[2]	5.000	08/01/2033	19,847,280
6,035,000	Beasley, TX Higher Education Finance Corp., Series A1	5.125	12/01/2034	3,838,924
3,090,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2021	2,281,038
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	4,243,313
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[1]	7.000	12/01/2036	4,347,041
400,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	295,876
40,000	Brazoria County, TX Municipal Utility District No. 18[1]	5.300	09/01/2028	36,168
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[1]	5.375	01/01/2032	17,194
150,000	Chimney Hill, TX Municipal Utility District[1]	5.500	10/01/2011	150,285
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2031	33,973
5,000	Cypress Hill, TX Municipal Utility District No. 1[1]	5.250	09/01/2025	4,782
25,000	Dallas-Fort Worth, TX International Airport Facility[1]	5.200	01/15/2031	23,820
9,550,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.000	11/01/2014	4,604,151
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	513,037
7,650,000	Donna, TX GO1	6.250	02/15/2037	5,460,953
305,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	296,399
F33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A1	6.375%		12/01/2032	$297,916
5,475,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250		10/01/2033	4,450,025
200,000	Fort Bend County, TX Municipal Utility District[1]	5.250		09/01/2021	198,000
20,000	Fort Bend, TX Independent School District[1]	5.375		02/15/2024	20,046
12,500,000	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Childrens Hospital)[2]	5.500		10/01/2039	12,543,063
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[1]	5.250		10/01/2029	20,321
45,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	39,803
10,000,000	Houston, TX Airport System, Series A7	5.500		07/01/2039	9,891,200
65,000	Leander, TX Independent School District	5.457	[3]	08/15/2018	39,782
650,000	Lewisville, TX GO1	6.000		10/01/2015	659,451
2,345,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2022	1,801,968
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2025	1,114,697
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2032	517,440
270,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)	5.375		01/01/2023	202,762
580,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)	5.600		01/01/2017	517,372
235,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125		11/15/2026	164,444
75,000	Mission, TX EDC[1]	6.600		01/01/2020	75,311
12,000,000	North Central TX HFDC (Children’s Medical Center)[2]	5.750		08/15/2039	12,109,080
15,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.000		01/01/2023	15,000
245,000	Odessa, TX Junior College District[1]	5.000		12/01/2019	245,076
50,000	Port of Corpus Christi, TX (Union Pacific Corp.)[1]	5.350		11/01/2010	49,891
1,680,000	Retama, TX Devel. Corp. (Retama Racetrack)[1]	10.000		12/15/2019	2,532,264
50,000	Richardson, TX Hospital Authority (Baylor/Richardson)[1]	5.625		12/01/2028	39,374
3,695,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	1,652,483
15,000	San Marcos, TX GO1	5.000		08/15/2019	15,033
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250		11/15/2029	16,486,720
980,000	Tom Green County, TX HFDC (Shannon Health System/ Shannon Medical Center)[1]	6.750		05/15/2021	988,634
20,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000		07/01/2025	16,240
25,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000		07/01/2029	19,372
7,000,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	5,633,180
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	57,388
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	247,840
2,460,000	TX Folk Avenue South Transportation District	5.625		11/01/2031	1,245,941
F34 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$10,000,000	TX Multifamily Housing Options (Affordable Hsg.)	0.600	[9]%	01/01/2039	$3,694,000
1,990,000	TX Municipal Gas Acquisition & Supply Corp.[1]	1.872	[9]	12/15/2026	1,289,421
105,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	101,540,880
10,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	9,670,400
545,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5]	6.625		03/01/2020	274,091
3,065,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5]	6.750		03/01/2031	1,534,707
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	485,404
3,000,000	TX Public Finance Authority Charter School Finance Corp. (Idea Academy)[1]	5.000		08/15/2030	1,954,500
6,000,000	TX Public Finance Authority Charter School Finance Corp. (Idea Academy)[1]	5.000		08/15/2037	3,601,380
4,850,000	TX Public Finance Authority Charter School Finance Corp. (Kipp)[1]	5.000		02/15/2036	3,149,833
4,330,000	Wichita County, TX HFDC (Wichita Falls Retirement Foundation)[1]	6.250		01/01/2028	3,343,106

					251,445,263

U.S. Possessions—1.6%
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	52,017
850,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	798,091
7,550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	7,518,290
10,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125		08/01/2029	10,783,710
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[3]	08/01/2034	9,171,500

					28,323,608

Utah—0.1%
15,000	Sandy City, UT Industrial Devel. (King Properties)[1]	6.125		08/01/2016	15,021
285,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875		06/15/2037	203,644
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	191,375
1,500,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625		06/15/2037	1,009,395

					1,419,435

Vermont—0.1%
30,000	VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson Hospital Obligated Group)	5.000		11/15/2022	27,743
85,000	VT EDA (Wake Robin Corp.)[1]	6.300		03/01/2033	72,752
865,337	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	599,514
225,000	VT Student Assistance Corp.[1]	5.000		03/01/2026	225,063

					925,072
F35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Virginia—2.2%
$2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250%		07/15/2025	$1,517,540
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500		07/15/2035	461,489
100,000	Danville, VA IDA Educational Facilities (Averett University)[1]	6.000		03/15/2016	94,183
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.450		03/01/2036	1,706,190
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.800		03/01/2036	441,675
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[1]	5.300		08/01/2014	22,496
25,000	Hampton Roads, VA Regional Jail Authority[1]	5.000		07/01/2028	24,168
900,000	New Port, VA CDA[1]	5.600		09/01/2036	467,100
65,000	Norton, VA IDA (Norton Community Hospital)[1]	6.000		12/01/2022	57,357
5,000,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.350		09/01/2028	3,867,850
3,475,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	2,542,866
935,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2028	731,422
2,895,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,161,581
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300		09/01/2031	494,330
3,700,000	VA Celebrate South CDA Special Assessment[1]	6.250		03/01/2037	2,385,871
2,135,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	1,644,249
30,000,000	VA Tobacco Settlement Authority[1]	5.000		06/01/2047	16,370,400
35,170,000	VA Tobacco Settlement Authority	5.670	[3]	06/01/2047	821,571
162,770,000	VA Tobacco Settlement Authority	5.770	[3]	06/01/2047	3,501,183

					39,313,521

Washington—3.9%
2,330,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	1,589,899
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	2,575,952
125,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		12/01/2028	91,476
20,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	14,958
100,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[1]	6.700		04/01/2023	84,704
75,000	Radford, WA Court Properties Student Housing[1]	5.000		06/01/2027	74,732
2,460,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700		11/01/2035	1,805,788
50,000	Seattle, WA Municipal Light & Power[1]	5.125		07/01/2022	50,091
165,000	Skagit Valley, WA College[1]	5.625		11/01/2017	165,106
140,000	Skagit Valley, WA College[1]	5.750		11/01/2023	140,020
F36 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250%	01/01/2028	$344,220
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250	01/01/2034	1,154,142
25,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	6.000	01/01/2028	20,273
3,010,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	6.000	01/01/2034	2,309,272
55,000	Vancouver, WA Hsg. Authority[1]	5.500	03/01/2028	55,014
25,000	WA COP (Dept. of General Administration)[1]	5.300	10/01/2010	25,078
10,105,000	WA Health Care Facilities Authority[1]	5.500	08/15/2042	7,555,711
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375	10/01/2036	35,814,052
20,000	WA Health Care Facilities Authority (Multicare Health System)[1]	5.000	08/15/2022	18,861
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250	10/01/2033	15,268,950
115,000	WA Health Care Facilities Authority (Swedish Health System)[1]	5.125	11/15/2022	110,438
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)	5.250	12/01/2020	85,815
145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2027	122,178
10,000	WA HFC (Gonzaga University)[1]	5.850	07/01/2014	10,091
10,000	WA HFC (Nickerson Area Properties)[1]	5.250	01/01/2023	7,828
55,000	WA State University (Recreation Center)[1]	5.000	04/01/2032	54,997
185,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	184,230
25,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	21,258

				69,755,134

West Virginia—0.1%
50,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	6.150	05/01/2015	50,026
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200	06/01/2025	341,430
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500	06/01/2033	937,845

				1,329,301

Wisconsin—0.2%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[1]	7.000	01/01/2026	1,293,723
500,000	Waupun, WI Hsg. Authority (Christian Home & Rehabilitation)[1]	5.000	12/01/2029	297,610
5,000	WI H&EFA (Froedert & Community)[1]	5.375	10/01/2030	5,032
280,000	WI H&EFA (Kenosha Hospital & Medical Center)[1]	5.625	05/15/2029	271,687
F37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Wisconsin Continued
$185,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500%	12/01/2026	$185,024
2,140,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,540,950

				3,594,026

Wyoming—0.0%
645,000	Cheyenne, WY Hsg. Authority (Foxcrest II)[1]	5.400	06/01/2027	507,325

Total Municipal Bonds and Notes (Cost $3,032,950,015)				2,275,931,044

Corporate Bonds and Notes—0.0%
125,185	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,10] (Cost $123,933)	8.000	12/01/2015	58,807

Shares

Common Stocks—0.0%
918	Delta Air Lines, Inc.[6,10] (Cost $5,407)			6,362

Total Investments, at Value (Cost $3,033,079,355)—127.3%				2,275,996,213

Liabilities in Excess of Other Assets—(27.3)				(488,754,263)

Net Assets—100.0%				$1,787,241,950

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Issue is in default. See Note 1 of accompanying Notes.

6.	Non-income producing security.

7.	When-issued security or delayed delivery to be delivered and settled after July 31, 2009. See Note 1 of accompanying Notes.

8.	Illiquid security. The aggregate value of illiquid securities as of July 31, 2009 was $3,378,173, which represents 0.19% of the Fund’s net assets. See Note 5 of accompanying Notes.

9.	Represents the current interest rate for a variable or increasing rate security.

10.	Received as a result of a corporate action.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The following table categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:
F38 | OPPENHEIMER AMT-FREE MUNICIPALS

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$8,952,575	$—	$8,952,575
Alaska	—	33,788,270	—	33,788,270
Arizona	—	103,623,066	—	103,623,066
Arkansas	—	1,605,404	—	1,605,404
California	—	338,071,784	—	338,071,784
Colorado	—	62,460,013	—	62,460,013
Connecticut	—	7,223,473	—	7,223,473
Delaware	—	4,597,360	—	4,597,360
District of Columbia	—	9,622,015	—	9,622,015
Florida	—	357,386,120	—	357,386,120
Georgia	—	56,203,240	—	56,203,240
Idaho	—	6,372,403	—	6,372,403
Illinois	—	144,936,204	—	144,936,204
Indiana	—	15,101,486	—	15,101,486
Iowa	—	43,242,235	—	43,242,235
Kansas	—	3,581,042	—	3,581,042
Kentucky	—	411,476	—	411,476
Louisiana	—	33,010,621	—	33,010,621
Maryland	—	7,034,121	—	7,034,121
Massachusetts	—	12,630,053	—	12,630,053
Michigan	—	47,113,860	—	47,113,860
Minnesota	—	10,018,174	—	10,018,174
Mississippi	—	2,233,115	—	2,233,115
Missouri	—	64,727,810	—	64,727,810
Montana	—	4,891,079	—	4,891,079
Nebraska	—	37,194,592	—	37,194,592
Nevada	—	44,106,440	—	44,106,440
New Hampshire	—	9,818,509	—	9,818,509
New Jersey	—	86,474,783	—	86,474,783
New Mexico	—	12,075,555	—	12,075,555
New York	—	76,280,093	—	76,280,093
North Carolina	—	447,395	—	447,395
North Dakota	—	70,026	—	70,026
Ohio	—	112,399,505	—	112,399,505
Oklahoma	—	21,326,314	—	21,326,314
Oregon	—	220,184	—	220,184
Pennsylvania	—	22,372,001	—	22,372,001
Rhode Island	—	13,537,545	—	13,537,545
South Carolina	—	35,991,486	—	35,991,486
South Dakota	—	9,875	—	9,875
Tennessee	—	28,157,057	—	28,157,057
Texas	—	247,751,263	3,694,000	251,445,263
U.S. Possessions	—	28,323,608	—	28,323,608
Utah	—	1,419,435	—	1,419,435
Vermont	—	925,072	—	925,072
Virginia	—	39,313,521	—	39,313,521
Washington	—	69,755,134	—	69,755,134
West Virginia	—	1,329,301	—	1,329,301
F39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Wisconsin	$—	$3,594,026	$—	$3,594,026
Wyoming	—	507,325	—	507,325
Corporate Bonds and Notes	—	58,807	—	58,807
Common Stocks	6,362	—	—	6,362

Total Assets	$6,362	$2,272,295,851	$3,694,000	$2,275,996,213

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Change in
	Value as of	Unrealized	Value as of
	July 31, 2008	Depreciation	July 31, 2009

Municipal Bonds and Notes
Texas	$9,334,000	$(5,640,000)	$3,694,000

Total	$9,334,000	$(5,640,000)	$3,694,000

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

AG	Allegheny General Hospital
AHF	American Housing Foundation
ARC	Assoc. of Retarded Citizens
BCC	Bethesda Company Care, Inc.
BCCC	Botsford Continuing Care Corp.
BCG	Bethesda Care Givers
BGH	Botsford General Hospital
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
CDA	Communities Devel. Authority
CEMS	Community Emergency Medical Services
CFGH	Central Florida Group Homes
CHHC	Community Health & Home Care
COP	Certificates of Participation
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
E&HBFA	Educational Health Buildings Financing Agency
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
FRS	Family Rehabilitation Services (Hancock Manor)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HDS	Housing Development Services
HE&HFA	Higher Education and Health Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
IDA	Industrial Devel. Agency
NYC	New York City
OHC	Oakwood Hospital Corp.
OPSU	Oklahoma Panhandle State University
OUH	Oakwood United Hospitals
PP	Professionals PRN, Inc.
ROLS	Residual Option Longs
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
UPMC	University of Pittsburgh Medical Center
VC	VinFen Corp.
VCS	VinFen Clinical Services
WPAHS	West Penn Allegheny Health System
WPAON	West Penn Allegheny Oncology Network
WPH	Western Pennsylvania Hospital
YMCA	Young Men’s Christian Assoc.
ZHCC	Zieger Health Care Corp.
See accompanying Notes to Financial Statements.
F40 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES July 31, 2009

Assets
Investments, at value (cost $3,033,079,355)—see accompanying statement of investments	$2,275,996,213
Cash	891,917
Receivables and other assets:
Interest	36,324,209
Shares of beneficial interest sold	16,813,688
Investments sold (including $1,049,346 sold on a when-issued or delayed delivery basis)	16,780,219
Other	1,937,748

Total assets	2,348,743,994

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	374,480,000
Payable on borrowings (See Note 6)	159,200,000
Investments purchased (including $21,253,439 purchased on a when-issued or delayed delivery basis)	21,292,375
Shares of beneficial interest redeemed	3,731,638
Dividends	1,448,511
Distribution and service plan fees	354,527
Trustees’ compensation	274,586
Interest expense on borrowings	95,604
Transfer and shareholder servicing agent fees	79,727
Shareholder communications	56,363
Other	488,713

Total liabilities	561,502,044

Net Assets	$1,787,241,950

Composition of Net Assets
Par value of shares of beneficial interest	$324,757
Additional paid-in capital	2,892,005,500
Accumulated net investment income	5,140,568
Accumulated net realized loss on investments	(353,145,733)
Net unrealized depreciation on investments	(757,083,142)

Net Assets	$1,787,241,950

F41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,447,859,801 and 262,855,360 shares of beneficial interest outstanding)	$5.51
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$5.78

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,789,450 and 5,249,608 shares of beneficial interest outstanding)	$5.48

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $310,592,699 and 56,652,462 shares of beneficial interest outstanding)	$5.48
See accompanying Notes to Financial Statements.
F42 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended July 31, 2009

Investment Income
Interest	$166,555,632
Other income	3,846

Total investment income	166,559,478

Expenses
Management fees	6,666,154
Distribution and service plan fees:
Class A	3,008,796
Class B	260,695
Class C	2,525,364
Transfer and shareholder servicing agent fees:
Class A	638,605
Class B	41,036
Class C	191,019
Shareholder communications:
Class A	70,935
Class B	5,833
Class C	23,256
Borrowing fees	10,569,019
Interest expense and fees on short-term floating rate notes issued (See Note 1)	9,839,305
Interest expense	3,325,855
Trustees’ compensation	65,344
Custodian fees and expenses	14,349
Other	282,420

Total expenses	37,527,985
Less reduction to custodian expenses	(1,258)

Net expenses	37,526,727

Net Investment Income	129,032,751

Realized and Unrealized Loss
Net realized loss on investments	(222,514,462)
Net change in unrealized depreciation on investments	(346,205,255)

Net Decrease in Net Assets Resulting from Operations	$(439,686,966)

See accompanying Notes to Financial Statements.
F43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2009	2008

Operations
Net investment income	$129,032,751	$130,763,500
Net realized loss	(222,514,462)	(129,781,018)
Net change in unrealized depreciation	(346,205,255)	(420,231,877)

Net decrease in net assets resulting from operations	(439,686,966)	(419,249,395)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(107,860,111)	(101,811,338)
Class B	(2,060,558)	(2,085,822)
Class C	(20,224,854)	(17,699,475)

	(130,145,523)	(121,596,635)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	306,983,058	(82,512,242)
Class B	3,492,388	(8,360,490)
Class C	82,288,783	(4,891,393)

	392,764,229	(95,764,125)

Net Assets
Total decrease	(177,068,260)	(636,610,155)
Beginning of period	1,964,310,210	2,600,920,365

End of period (including accumulated net investment income of $5,140,568 and $7,589,565, respectively)	$1,787,241,950	$1,964,310,210

See accompanying Notes to Financial Statements.
F44 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS For the Year Ended July 31, 2009

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(439,686,966)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(842,312,797)
Proceeds from disposition of investment securities	449,428,602
Short-term investment securities, net	64,443,547
Premium amortization	1,575,008
Discount accretion	(28,089,156)
Net realized loss on investments	222,514,462
Net change in unrealized depreciation on investments	346,205,255
Increase in interest receivable	(4,255,400)
Increase in receivable for securities sold	(1,252,354)
Increase in other assets	(1,734,819)
Increase in payable for securities purchased	8,953,597
Decrease in payable for accrued expenses	(86,369)

Net cash used in operating activities	(224,297,390)

Cash Flows from Financing Activities
Proceeds from bank borrowings	906,000,000
Payments on bank borrowings	(844,600,000)
Payments on short-term floating rate notes issued	(83,683,000)
Proceeds from shares sold	889,655,590
Payments on shares redeemed	(589,358,831)
Cash distributions paid	(53,659,486)

Net cash provided by financing activities	224,354,273
Net increase in cash	56,883
Cash, beginning balance	835,034

Cash, ending balance	$891,917

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $77,728,494.
Cash paid for interest on bank borrowings—$3,457,612.
Cash paid for interest on short-term floating rate notes issued—$9,839,305.
See accompanying Notes to Financial Statements.
F45 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.90	$10.04	$10.08	$10.16	$9.53

Income (loss) from investment operations:
Net investment income[1]	.50	.53	.51	.50	.55
Net realized and unrealized gain (loss)	(2.37)	(2.17)	(.07)	(.03)	.63

Total from investment operations	(1.87)	(1.64)	.44	.47	1.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.52)	(.50)	(.48)	(.55)	(.55)

Net asset value, end of period	$5.51	$7.90	$10.04	$10.08	$10.16

Total Return, at Net Asset Value[2]	(23.57)%	(16.68)%	4.37%	4.78%	12.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,447,860	$1,605,257	$2,129,928	$1,494,775	$780,571

Average net assets (in thousands)	$1,234,468	$1,807,703	$1,838,511	$1,147,353	$639,474

Ratios to average net assets:[3]
Net investment income	8.67%	6.05%	4.93%	4.97%	5.56%
Expenses excluding interest and fees on short-term floating rate notes issued	1.68%	0.91%	0.79%	0.87%	0.92%
Interest and fees on short-term floating rate notes issued[4]	0.65%	0.73%	0.58%	0.62%	0.40%

Total expenses	2.33%[5]	1.64%[5]	1.37%[5]	1.49%	1.32%[5]

Portfolio turnover rate	23%	60%	18%	16%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F46 | OPPENHEIMER AMT-FREE MUNICIPALS

Class B Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.87	$10.00	$10.04	$10.13	$9.50

Income (loss) from investment operations:
Net investment income[1]	.45	.46	.42	.42	.48
Net realized and unrealized gain (loss)	(2.38)	(2.17)	(.06)	(.04)	.63

Total from investment operations	(1.93)	(1.71)	.36	.38	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.46)	(.42)	(.40)	(.47)	(.48)

Net asset value, end of period	$5.48	$7.87	$10.00	$10.04	$10.13

Total Return, at Net Asset Value[2]	(24.35)%	(17.34)%	3.56%	3.87%	11.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,789	$35,642	$54,645	$58,570	$41,867

Average net assets (in thousands)	$26,189	$43,378	$57,919	$50,695	$43,648

Ratios to average net assets:[3]
Net investment income	7.78%	5.21%	4.09%	4.19%	4.83%
Expenses excluding interest and fees on short-term floating rate notes issued	2.56%	1.74%	1.59%	1.68%	1.69%
Interest and fees on short-term floating rate notes issued[4]	0.65%	0.73%	0.58%	0.62%	0.40%

Total expenses	3.21%[5]	2.47%[5]	2.17%[5]	2.30%	2.09%[5]

Portfolio turnover rate	23%	60%	18%	16%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F47 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.87	$10.00	$10.04	$10.13	$9.50

Income (loss) from investment operations:
Net investment income[1]	.45	.47	.43	.42	.47
Net realized and unrealized gain (loss)	(2.37)	(2.17)	(.07)	(.04)	.64

Total from investment operations	(1.92)	(1.70)	.36	.38	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.47)	(.43)	(.40)	(.47)	(.48)

Net asset value, end of period	$5.48	$7.87	$10.00	$10.04	$10.13

Total Return, at Net Asset Value[2]	(24.27)%	(17.29)%	3.60%	3.89%	11.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$310,593	$323,411	$416,347	$250,929	$70,807

Average net assets (in thousands)	$252,892	$361,518	$344,756	$159,084	$40,236

Ratios to average net assets:[3]
Net investment income	7.89%	5.30%	4.16%	4.17%	4.70%
Expenses excluding interest and fees on short-term floating rate notes issued	2.47%	1.68%	1.55%	1.62%	1.69%
Interest and fees on short-term floating rate notes issued[4]	0.65%	0.73%	0.58%	0.62%	0.40%

Total expenses	3.12%[5]	2.41%[5]	2.13%[5]	2.24%	2.09%[5]

Portfolio turnover rate	23%	60%	18%	16%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F48 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
F49 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested.
F50 | OPPENHEIMER AMT-FREE MUNICIPALS

When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$21,253,439
Sold securities	1,049,346
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $374,480,000 as of July 31, 2009, which represents 15.94% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the
F51 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 31, 2009, municipal bond holdings with a value of $531,660,643 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $374,480,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At July 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,000,000	AK HFC ROLs	14.651%	12/1/33	$1,705,240
4,930,000	Austin, TX Independent School District ROLs[3]	7.124	8/1/33	5,072,280
5,000,000	Clark County, NV Water Reclamation District DRIVERS	14.975	7/1/38	5,038,100
3,250,000	CO Hsg. & Finance Authority (Single Family) DRIVERS	15.354	11/1/29	3,735,615
3,480,000	FL COP (Dept. of Management Services) DRIVERS	11.402	8/1/28	3,585,235
3,125,000	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Childrens Hospital) DRIVERS	15.871	10/1/39	3,168,063
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	17.602	8/15/39	5,763,200
3,750,000	IL Finance Authority ROLs	14.430	5/15/29	2,375,100
2,625,000	IL Health Facilities Authority ROLs	14.999	8/15/33	2,195,445
2,500,000	Imperial, CA Irrigation District DRIVERS	14.722	11/1/38	1,901,750
5,320,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.) ROLs	15.506	12/1/32	5,688,889
3,750,000	Los Angeles, CA Community College District ROLs[3]	14.611	8/1/33	3,084,300
3,650,000	MI Hospital Finance Authority ROLs[3]	17.682	12/1/23	4,884,795
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	16.736	8/15/39	3,109,080
4,920,000	NYC GO DRIVERS	15.487	4/1/36	5,555,074
5,000,000	NYC GO ROLs[3]	15.824	4/1/36	5,645,400
F52 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,500,000	NYC GO ROLs[3]	14.401%	5/15/33	$3,533,390
5,000,000	NYC Municipal Water Finance Authority DRIVERS	14.199	6/15/39	4,929,800
4,115,000	Omaha, NE Public Facilities Corp. ROLs[3]	14.461	6/1/36	4,091,133
2,500,000	Orange County, FL School Board ROLs[3]	15.989	8/1/34	2,680,950
4,970,000	Salt River, AZ Agricultural Improvement & Power District[3]	14.454	1/1/38	4,966,322
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.356	11/15/29	4,486,720
42,000,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	9.926	12/15/26	38,540,880
4,000,000	University of California (Regents Medical Center) DRIVERS	15.141	5/15/39	4,367,680
2,625,000	University of California (Regents Medical Center) DRIVERS	13.479	5/15/37	2,302,440
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	16.734	4/1/38	3,710,760
7,500,000	WA Austin Trust Various States Inverse Certificates	7.768	10/1/33	7,768,950
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.315	10/1/30	13,294,052

				$157,180,643

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F40 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $194,740,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of July 31, 2009 is as follows:

Cost	$90,661,896
Market Value	$43,219,592
Market Value as a % of Net Assets	2.42%
F53 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation Based
on Cost of Securities
Undistributed	Undistributed	Accumulated	and Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$8,523,971	$—	$336,550,973	$773,677,902

1.	As of July 31, 2009, the Fund had $147,396,439 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2009, details of the capital loss carryforwards were as follows:

Expiring

2010	$3,258,070
2016	38,527,923
2017	105,610,446

Total	$147,396,439

2.	As of July 31, 2009, the Fund had $189,154,534 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F54 | OPPENHEIMER AMT-FREE MUNICIPALS

Accordingly, the following amounts have been reclassified for July 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Reduction
	to Accumulated	to Accumulated
Increase to	Net Investment	Net Realized
Paid-in Capital	Income	Loss on Investments

$20,635	$1,336,225	$1,315,590
The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 was as follows:

	Year Ended	Year Ended
	July 31, 2009	July 31, 2008

Distributions paid from:
Exempt-interest dividends	$129,315,183	$121,182,358
Ordinary income	830,340	414,277

Total	$130,145,523	$121,596,635

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,671,326,854

Gross unrealized appreciation	$41,468,537
Gross unrealized depreciation	(815,146,439)

Net unrealized depreciation	$(773,677,902)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$19,586
Payments Made to Retired Trustees	18,360
Accumulated Liability as of July 31, 2009	183,998
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar
F55 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to Shareholders, Which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and
F56 | OPPENHEIMER AMT-FREE MUNICIPALS

the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	129,537,682	$718,953,966	102,176,407	$910,757,033
Dividends and/or distributions reinvested	11,654,998	65,533,074	7,257,780	63,366,022
Redeemed	(81,500,065)	(477,503,982)	(118,468,710)	(1,056,635,297)

Net increase (decrease)	59,692,615	$306,983,058	(9,034,523)	$(82,512,242)

Class B
Sold	2,197,706	$12,306,091	1,213,825	$10,635,999
Dividends and/or distributions reinvested	204,777	1,143,184	138,493	1,205,685
Redeemed	(1,682,286)	(9,956,887)	(2,288,281)	(20,202,174)

Net increase (decrease)	720,197	$3,492,388	(935,963)	$(8,360,490)

Class C
Sold	30,732,678	$170,287,872	21,432,514	$190,068,712
Dividends and/or distributions reinvested	1,985,831	11,052,236	1,060,919	9,197,327
Redeemed	(17,172,911)	(99,051,325)	(23,035,200)	(204,157,432)

Net increase (decrease)	15,545,598	$82,288,783	(541,767)	$(4,891,393)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$842,312,797	$449,428,602
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
F57 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2009, the Fund paid $863,418 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$1,961,598
Class C	5,608,380
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F58 | OPPENHEIMER AMT-FREE MUNICIPALS

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$666,145	$131,060	$76,173	$68,187
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of July 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.437% as of July 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage
F59 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 31, 2009 equal 0.92% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of July 31, 2009, the Fund had borrowings outstanding at an interest rate of 0.437%. Details of the borrowings for the year ended July 31, 2009 are as follows:

Average Daily Loan Balance	$183,649,863
Average Daily Interest Rate	1.934%
Fees Paid	$12,056,480
Interest Paid	$3,457,612
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The complaints naming the Fund as a defendant also name certain officers, trustees and former trustees of the Fund. The plaintiffs are seeking class action status on behalf of purchasers of shares of the Fund during a particular time period. The complaints against the Fund raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. The litigations involving certain other Oppenheimer funds are similar in nature.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F60 | OPPENHEIMER AMT-FREE MUNICIPALS

     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend the suits vigorously on behalf of the Fund, the Fund’s Board and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not have any material effect on the operations of the Fund and that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F61 | OPPENHEIMER AMT-FREE MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer AMT-Free Municipals:
We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, including the statement of investments, as of July 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2009
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 31, 2009 are eligible for the corporate dividend-received deduction. 99.36% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general municipal debt funds including both funds advised by the Manager and funds advised by other investment advisers. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general municipal debt funds and other funds with comparable asset levels and distribution features. The
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
Board noted that the Fund’s contractual and actual management fees and total expenses are lower than or equal to its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 60 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2007) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 60 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2005) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 60 portfolios in the OppenheimerFunds complex.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Phillip A. Griffiths, Trustee (since 1999) Age: 70	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 60 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2004) Age: 66	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 60 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2002) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 60 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2008) Age: 63	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 60 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2005) Age: 68	Director of C-TASC (bio-statistics services (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 60 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2005) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 60 portfolios in the OppenheimerFunds complex.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
INTERESTED TRUSTEE	The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an “Interested Trustee” because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

Russell S. Reynolds, Jr., Trustee (since 1989) Age: 77	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Retired CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 60 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 45	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (1999-2005). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 37	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 36	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-July 2009). Portfolio Manager of the Manager (2002-2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President and Senior Portfolio Manager (since 2009) Age: 33	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (2006-2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 33	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (February 2006-April 2008) and a credit analyst of the Manager (June 2003-January 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 51	Director (since 2003) and head of the Rochester Credit Analysis team (since 1993). Vice President of the Manager (since 1997). An officer of the Fund and other Oppenheimer Funds.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Robert G. Zack, Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
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Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $45,300 in fiscal 2009 and $45,300 in fiscal 2008.
(b) Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,632 in fiscal 2009 and $1,342 in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed $271,540 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: agreed upon procedures, internal control reviews and professional services for FAS 157.
(c) Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,224 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years. to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Preparation and review of tax returns.
(d) All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2) 100%
(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $281,396 in fiscal 2009 and $251,342 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.
 (2) Exhibits attached hereto.
 (3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT - Free Municipals

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 09/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 09/11/2009